STATEMENT OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
CASH FLOW FROM OPERATING ACTIVITIES
Net (loss) income for the year	R$ 1,040,689		R$ (663,678)	R$ 155,467
Adjustments to reconciliate net income (loss) for the period with net cash generated by (used in) operating activities:
Depreciation and amortization	2,791,523		2,718,856	1,117,416
Interest and exchange variation on short-term investments	(264,764)		(103,310)	(78,414)
Earnings from swap and forward derivative contracts	(441,554)		(1,090,299)	(38,703)
Provision (reversal) for tax, civil and labor risks	(66,913)		347,563	(24,509)
Inflation adjustment of judicial deposits	(15,246)		(11,242)	(13,352)
Inflation adjustment of provision for tax, civil and labor risks	25,731		37,966	9,758
Differed income tax and social contribution	(1,971,461)		274,744	149,099
Company formation tax				206,592
Income from sale and write-off of property, plant and equipment, lease and non-current assets held for sale	231,965		35,555	34,518
Interest and exchange rate variation on leases	210,669		62,250	127,398
Interest and exchange rate variation on borrowings, financing and debentures, net of acquisition costs	913,619		2,003,147	582,519
Inflation adjustment and exchange rate variation on other assets and liabilities	2,198		(71,974)	5,764
Provision for losses from property, plant and equipment, intangible and leases	3,017		155,463	3,541
Provision (reversal of provision) for stock option plans	275,632		(44,142)	59,232
Provision for losses with trade accounts receivables, net of reversals	837,822		640,676	209,505
Provision for inventory losses, net of reversals	407,207		341,799	147,140
Reversal for the provision for carbon credits	(13,618)		46,583	19,969
Effect from hyperinflationary economy	165,826		55,277	51,659
Other adjustments to reconcile net (loss) profit	(70)		(114,286)	(134,212)
Cash flows from (used in) operations before changes in working capital	4,132,272		4,620,948	2,590,386
(INCREASE) DECREASE IN ASSETS
Trade accounts receivable and related parties	(645,157)		(1,308,030)	(212,812)
Inventories	(1,117,671)		(1,444,671)	(194,698)
Recoverable taxes	(315,458)		(770,102)	(6,369)
Other assets	(299,770)		152,811	(56,440)
Subtotal	(2,378,056)		(3,369,992)	(470,319)
INCREASE (DECREASE) IN LIABILITIES
Domestic and foreign trade accounts payable and related parties	467,538		1,004,231	117,080
Payroll, profit sharing and social charges, net	(42,274)		749,609	(15,855)
Tax liabilities	(13,232)		382,695	91,520
Other liabilities	(154,650)		(93,252)	21,204
Subtotal	257,382		2,043,283	213,949
CASH GENERATED BY (USED IN) OPERATING ACTIVITIES	2,011,598		3,294,238	2,334,017
OTHER CASH FLOWS FROM OPERATING ACTIVITIES
Payment of income tax and social contribution	(976,542)		(331,450)	(321,262)
Release of judicial deposits	(3,893)		66,192	9,674
Payments related to tax, civil and labor lawsuits	(132,784)		(221,429)	(27,179)
Proceeds (payments) due to settlement of derivative transactions	(9,040)		(38,835)	(66,420)
Payment of interest on lease	(219,574)		(225,420)	(134,579)
Payment of interest on borrowings, financing and debentures	(783,935)		(1,257,665)	(493,895)
NET CASH GENERATED BY (USED IN) OPERATING ACTIVITIES	(114,170)		1,285,632	1,300,356
CASH FLOW FROM INVESTING ACTIVITIES
Cash from acquisition of subsidiary			2,661,878
Additions of property, plant and equipment and intangible	(1,479,227)		(674,211)	(586,395)
Proceeds from sale of property, plant and equipment, intangible and non-current assets held for sale	114,473		104,204	22,682
Acquisition of short-term investments	(11,739,911)		(10,371,483)	(7,161,530)
Redemption of short-term investments	12,325,210		9,008,931	7,345,389
Redemption of interest on short-term investments	127,416		52,667	65,504
Receipt of dividends from subsidiaries
Investments in subsidiaries			(102,898)
NET CASH GENERATED BY (USED IN) INVESTING ACTIVITIES	(652,039)		679,088	(314,350)
CASH FLOW FROM FINANCING ACTIVITIES
Repayment of lease - principal	(1,077,611)		(843,338)	(497,905)
Repayment of borrowings, financing and debentures – principal	(7,989,607)	[1]	(8,483,892)	(2,643,575)
New borrowings, financing, and debentures	6,425,565	[2]	1,354,765	5,346,145
Acquisition of treasury shares, net of receipt of option strike price	(174,113)		51,145	(2,562)
Payment of dividends and interest on equity for the previous period			(133,937)	(152,938)
Receipt of funds due to settlement of derivative transactions	1,570,584		211,722	3,992
Acquired company's liability incurred by acquiror			(370,791)
Capital payment				52,673
Capital Increase			7,436,684	206,592
NET CASH GENERATED BY (USED IN) FINANCING ACTIVITIES	(1,245,182)		(777,642)	2,312,422
Effect of exchange rate variation on cash and cash equivalents	196,976		121,012	106
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,814,415)		1,308,090	3,298,534
Opening balance of cash and cash equivalents	5,821,672		4,513,582	1,215,048
Closing balance of cash and cash equivalents	4,007,257		5,821,672	4,513,582
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	R$ (1,814,415)		R$ 1,308,090	R$ 3,298,534

[1]	The repayment made in the year ended December 31, 2021 mainly refer to the early redemption of the Company’s Notes in the amount of USD 750 million (corresponding to roughly R$4.0 billion, carried out in May 2021 (see note 20.1.iii)) and to the settlements of the 2nd series of the 7th issue of debentures in the amount of R$1,827 million and of the 2nd series of the 9th issue of debentures in the amount of R$308 million, both carried out in September 2021. In addition, on April 15, 2021, the Company and its subsidiary Natura Cosméticos redeemed the total principal amount due under their respective promissory notes, equivalent to R$500,000 of the Company and R$250,000 of the subsidiary Natura Cosméticos.
[2]	New borrowing and financing raised within the year ended December 31, 2021 basically refer to the offer carried out by the Company of the notes linked to the sustainability goals in the amount of USD 1 billion, approximately R$5.6 billion (see note 20.1.iv) and the new credit facility in the amount of one hundred million pounds (£100 million), approximately R$742 million, obtained by subsidiary The Body Shop (see note 20.1.iii).